Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 21, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard U.S. Growth FundSupplement Dated May 26, 2023, to the Prospectus and Summary Prospectus Dated December 21, 2022Important Changes to Vanguard U.S. Growth FundRestructuring of the Investment Advisory TeamThe Board of Trustees of Vanguard World Fund, on behalf of Vanguard U.S. Growth Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team that removes The Vanguard Group, Inc.’s Quantitative Equity Group (QEG) as an investment advisor to the Fund. All references to QEG as an investment advisor to the Fund and all other details and descriptions regarding QEG’s management of certain assets of the Fund in the Prospectus and Summary Prospectus are deleted in their entirety.Baillie Gifford Overseas Ltd., Jennison Associates LLC, and Wellington Management Company LLP (Wellington) remain as advisors of the Fund, and assets of the Fund previously managed by QEG will be reallocated to Wellington. The Fund’s investment objective, principal investment strategies, and policies remain unchanged.The change to the Fund’s investment advisory arrangement is expected to change the Fund’s expense ratios as disclosed below, exclusive of performance-based adjustments.Prospectus and Summary Prospectus Text ChangesThe following replaces a similar table under the heading “Fees and Expenses” in the Fund Summary section:Annual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.340.25%12b-1 Distribution FeeNoneNoneOther Expenses0.010.00%Total Annual Fund Operating Expenses[1]0.350.25%1 The expense information shown in the table has been restated to reflect estimated amounts.In the same section, the following replaces a similar table under the heading “Examples”:1 Year3 Years5 Years10 YearsInvestor Shares$36$113$197$443Admiral Shares$26$80$141$318© 2023 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 023A 052023
Vanguard US Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard U.S. Growth FundSupplement Dated May 26, 2023, to the Prospectus and Summary Prospectus Dated December 21, 2022Important Changes to Vanguard U.S. Growth FundRestructuring of the Investment Advisory TeamThe Board of Trustees of Vanguard World Fund, on behalf of Vanguard U.S. Growth Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team that removes The Vanguard Group, Inc.’s Quantitative Equity Group (QEG) as an investment advisor to the Fund. All references to QEG as an investment advisor to the Fund and all other details and descriptions regarding QEG’s management of certain assets of the Fund in the Prospectus and Summary Prospectus are deleted in their entirety.Baillie Gifford Overseas Ltd., Jennison Associates LLC, and Wellington Management Company LLP (Wellington) remain as advisors of the Fund, and assets of the Fund previously managed by QEG will be reallocated to Wellington. The Fund’s investment objective, principal investment strategies, and policies remain unchanged.The change to the Fund’s investment advisory arrangement is expected to change the Fund’s expense ratios as disclosed below, exclusive of performance-based adjustments.Prospectus and Summary Prospectus Text ChangesThe following replaces a similar table under the heading “Fees and Expenses” in the Fund Summary section:Annual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.340.25%12b-1 Distribution FeeNoneNoneOther Expenses0.010.00%Total Annual Fund Operating Expenses[1]0.350.25%1 The expense information shown in the table has been restated to reflect estimated amounts.In the same section, the following replaces a similar table under the heading “Examples”:1 Year3 Years5 Years10 YearsInvestor Shares$36$113$197$443Admiral Shares$26$80$141$318© 2023 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 023A 052023
Vanguard US Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses1	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443
Vanguard US Growth Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses1	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	$ 318